Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liabilities:
Short-term debt	$ 147,000	$ 138,000
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	22,559	13,055
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Money market fund	521	5,017
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total	23,080	18,072
Liabilities:
Short-term debt	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	10,358	5,140
Money market fund	0	0
Restricted marketable securities:
Time deposits with original maturities of more than three months	470	324
Total	10,828	5,464
Liabilities:
Short-term debt	147,000	138,000
Total	147,000	138,000
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Money market fund	0	0
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total	0	0
Liabilities:
Short-term debt	0	0
Total	$ 0	$ 0